ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 30, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 161 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 161 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 162 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

This Amendment is being filed in connection with the Trust’s registration of Sterling Capital Enhanced Core Bond ETF (the “Fund”). In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to the Fund and (ii) a Statement of Additional Information for the Fund.

This Amendment relates only to the Fund and does not supersede or amend disclosure in the Trust’s Registration Statement related to any other series of the Trust. The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (617) 235-4144.

Sincerely,

/s/ Andrew D. Wilkins
Andrew D. Wilkins